Stockholders' Deficiency (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of Warrants Activity

A summary of warrant activity for the six-months ended June 30, 2020 is presented below.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Warrants outstanding at December 31, 2019	2,191,043	$1.87109	3.44000
Warrants issued due to anti-dilution provisions increasing number of originally issued warrants included in December 31, 2019 balance	138,824,795	0.00153	3.70650
Exercised	(16,501,185)	0.00157	-
Warrants outstanding and exercisable at June 30, 2020	124,514,653	$0.03272	3.78506

A summary of warrant activity for the six months ended June 30, 2019 is presented below.

			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Life (in Years)
Warrants outstanding at December 31, 2018	1,783,229	$2.20393	3.06
Issued	152,372	1.41101
Expired	(59,403)	2.65928
Warrants outstanding at June 30, 2019	1,876,198	$2.12512	2.79

Warrants exercisable at June 30, 2019	1,876,198	$2.12512	2.79

A summary of warrant activity for the year ended December 31, 2019 is presented below.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Warrants outstanding at December 31, 2018	1,783,229	$2.20393	3.06
Issued	477,372	0.79079	4.36
Expired	(69,558)	2.98989	-
Warrants outstanding at December 31, 2019	2,191,043	$1.87109	3.44

Warrants exercisable at December 31, 2018	1,783,229	$2.20393	3.06
Warrants exercisable at December 31, 2019	2,191,043	$1.87109	3.44

A summary of warrant activity for the year ended December 31, 2018 is presented below.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Warrants outstanding at December 31, 2017	1,464,415	$2.68146	3.73
Issued	318,814	1.55618	4.50
Warrants outstanding at December 31, 2018	1,783,229	$2.20393	3.06

Warrants exercisable at December 31, 2017	1,464,415	$2,68146	3.73
Warrants exercisable at December 31, 2018	1,783,229	$2.20393	3.06

Schedule of Exercise Prices of Common Stock Warrants Outstanding and Exercisable

The exercise prices of common stock warrants outstanding and exercisable are as follows at June 30, 2020:

Exercise Price	Warrants Outstanding (Shares)	Warrants Exercisable (Shares)	Expiration Date
$0.001485	58,922,559	58,922,559	October 22, 2024
$0.001530	41,643,423	41,643,423	August 19, 2024
$0.001600	22,125,000	22,125,000	May 17, 2022
$1.000000	916,217	916,217	September 20, 2022
$1.500000	190,000	190,000	December 30, 2023
$1.562000	130,284	130,284	December 31, 2021
$1.575000	238,814	238,814	April 30, 2023
$2.750000	8,000	8000	September 20, 2022
$4.875000	108,594	108,594	September 30, 2020
$6.834800	145,758	145,758	September 30, 2020
$7.930000	86,004	86,004	February 28, 2021
	124,514,653	124,514,653

The exercise prices of common stock warrants outstanding and exercisable are as follows at June 30, 2019:

Exercise Price	Warrants Outstanding (Shares)	Warrants Exercisable (Shares)	Expiration Date
$1.0000	916,217	916,217	September 20, 2022
$1.1800	42,372	42,372	May 17, 2022
$1.5000	190,000	190,000	December 30, 2023
$1.5620	130,284	130,284	December 31, 2021
$1.5750	238,814	238,814	April 30, 2023
$2.7500	8,000	8,000	September 20, 2022
$4.8500	5,155	5,155	September 23, 2019
$4.8750	108,594	108,594	September 30, 2020
$5.0000	5,000	5,000	September 22, 2019
$6.8348	145,758	145,758	September 30, 2020
$7.9300	86,004	86,004	February 28, 2021
	1,876,198	1,876,198

The exercise prices of common stock warrants outstanding and exercisable are as follows at December 31, 2019:

Exercise Price	Warrants Outstanding (Shares)	Warrants Exercisable (Shares)	Expiration Date
$0.5000	175,000	175,000	October 22, 2024
$0.5000	150,000	150,000	August 19, 2024
$1.0000	916,217	916,217	September 20, 2022
$1.1800	42,372	42,372	May 17, 2022
$1.5000	190,000	190,000	December 30, 2023
$1.5620	130,284	130,284	December 31, 2021
$1.5750	238,814	238,814	April 30, 2023
$2.7500	8,000	8000	September 20, 2022
$4.8750	108,594	108,594	September 30, 2020
$6.8348	145,758	145,758	September 30, 2020
$7.9300	86,004	86,004	February 28, 2021
	2,191,043	2,191,043

Summary of Stock Option Activity

A summary of stock option activity for the six-months ended June 30, 2020 is presented below.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Options outstanding at December 31, 2019	4,287,609	$3.3798	4.98
Expired	(98,979)	6.6242	-
Options outstanding at June 30, 2020	4,188,630	$3.3031	4.59

Options exercisable at June 30, 2020	4,188,630	$3.3031	4.59

A summary of stock option activity for the year ended December 31, 2019 is presented below.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Options outstanding at December 31, 2018	4,344,994	$3.5414	5.90
Expired	(57,385)	15.6139	-
Options outstanding at December 31, 2019	4,287,609	$3.3798	4.98

Options exercisable at December 31, 2018	4,344,994	$3.5414	5.90
Options exercisable at December 31, 2019	4,287,609	$3.3789	4.98

A summary of stock option activity for the year ended December 31, 2018 is presented below.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Options outstanding at December 31, 2017	3,996,167	$3.7634	6.30
Granted	348,827	1.1002	4.29
Options outstanding at December 31, 2018	4,344,994	$3.5414	5.90

Options exercisable at December 31, 2017	3,996,167	$3.7634	6.30
Options exercisable at December 31, 2018	4,344,994	$3.5414	5.90

Schedule of Exercise Prices of Common Stock Options Outstanding and Exercisable

The exercise prices of common stock options outstanding and exercisable were as follows at June 30, 2020:

Exercise Price	Options Outstanding (Shares)	Options Exercisable (Shares)	Expiration Date
$0.7000	21,677	21,677	November 21, 2023
$1.1200	310,388	310,388	April 5, 2023
$1.2500	16,762	16,762	December 7, 2022
$1.3500	34,000	34,000	July 28, 2022
$1.4500	1,849,418	1,849,418	December 9, 2027
$1.4500	100,000	100,000	December 9, 2027
$2.0000	285,000	285,000	June 30, 2022
$2.0000	25,000	25,000	July 26, 2022
$3.9000	395,000	395,000	January 17, 2022
$4.5000	7,222	7,222	September 2, 2021
$5.7500	2,608	2,608	September 12, 2021
$6.4025	27,692	27,692	August 18, 2020
$6.4025	129,231	129,231	August 18, 2022
$6.4025	261,789	261,789	August 18, 2025
$6.8250	8,791	8,791	December 11, 2020
$7.3775	523,077	523,077	March 31, 2021
$8.1250	169,231	169,231	June 30, 2022
$13.9750	3,385	3,385	March 14, 2024
$15.9250	2,462	2,462	February 28, 2024
$19.5000	9,487	9,487	July 17, 2022
$19.5000	6,410	6,410	August 10, 2022
	4,188,630	4,188,630

The exercise prices of common stock options outstanding and exercisable were as follows at December 31, 2019:

Exercise Price	Options Outstanding (Shares)	Options Exercisable (Shares)	Expiration Date
$0.7000	21,677	21,677	November 21, 2023
$1.1200	310,388	310,388	April 5, 2023
$1.2500	16,762	16,762	December 7, 2022
$1.3500	34,000	34,000	July 28, 2022
$1.4500	1,849,418	1,849,418	December 9, 2027
$1.4500	100,000	100,000	December 9, 2027
$2.0000	285,000	285,000	June 30, 2022
$2.0000	25,000	25,000	July 26, 2022
$3.9000	395,000	395,000	January 17, 2022
$4.5000	7,222	7,222	September 2, 2021
$5.6875	89,686	89,686	June 30, 2020
$5.7500	2,608	2,608	September 12, 2021
$6.4025	27,692	27,692	August 18, 2020
$6.4025	129,231	129,231	August 18, 2022
$6.4025	261,789	261,789	August 18, 2025
$6.8250	8,791	8,791	December 11, 2020
$7.3775	523,077	523,077	March 31, 2021
$8.1250	169,231	169,231	June 30, 2022
$13.9750	3,385	3,385	March 14, 2024
$15.4700	7,755	7,755	April 8, 2020
$15.9250	2,462	2,462	February 28, 2024
$16.6400	1,538	1,538	January 29, 2020
$19.5000	9,487	9,487	July 17, 2022
$19.5000	6,410	6,410	August 10, 2022
	4,287,609	4,287,609

The exercise prices of common stock options outstanding and exercisable were as follows at December 31, 2018:

Exercise Price	Options Outstanding (Shares)	Options Exercisable (Shares)	Expiration Date
$0.7000	21,677	21,677	November 21, 2023
$1.1200	310,388	310,388	April 5, 2023
$1.2500	16,762	16,762	December 7, 2022
$1.3500	34,000	34,000	July 28, 2022
$1.4500	1,849,418	1,849,418	December 9, 2027
$1.4500	100,000	100,000	December 9, 2027
$2.0000	285,000	285,000	June 30, 2022
$2.0000	25,000	25,000	July 26, 2022
$3.9000	395,000	395,000	January 17, 2022
$4.5000	7,222	7,222	September 2, 2021
$5.6875	89,686	89,686	June 30, 2020
$5.7500	2,608	2,608	September 12, 2021
$6.4025	27,692	27,692	August 18, 2020
$6.4025	129,231	129,231	August 18, 2022
$6.4025	261,789	261,789	August 18, 2025
$6.8250	8,791	8,791	December 11, 2020
$7.3775	523,077	523,077	March 31, 2021
$8.1250	169,231	169,231	June 30, 2022
$13.0000	7,385	7,385	March 13, 2019
$13.0000	3,846	3,846	April 14, 2019
$13.9750	3,385	3,385	March 14, 2024
$15.4700	7,755	7,755	April 8, 2020
$15.9250	2,462	2,462	February 28, 2024
$16.0500	46,154	46,154	July 17, 2019
$16.6400	1,538	1,538	January 29, 2020
$19.5000	9,487	9,487	July 17, 2022
$19.5000	6,410	6,410	August 10, 2022
	4,344,994	4,344,994